LEASES - Narrative (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) contract	Dec. 31, 2020 CNY (¥) contract	Dec. 31, 2019 CNY (¥)
LEASES
Sublease Income	¥ 134,000	¥ 112,000	¥ 121,000
Negative lease expense recognized under the relief using variable lease expense approach	¥ 88,000	¥ 250,000
Lease expense			¥ 3,104,000
Number of lease contracts | contract	32	31
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 8,732	¥ 8,511,000